STOCKHOLDERS’ (DEFICIT) EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ (DEFICIT) EQUITY

NOTE 6 – STOCKHOLDERS’ (DEFICIT) EQUITY

During the three month period ended December 31, 2022, shares were sold under the ATM Equity Distribution Agreement in place with H.C. Wainwright & Co., for total gross proceeds of $696, with associated costs of $273. No other shares were issued during the nine month period ended December 31, 2022.

During the nine month period ended December 31, 2021, 366,892 warrants were exercised generating gross proceeds of $2,963,658. There were a total of 1,573,098 warrants outstanding at this date. During the three month period ended December 31, 2021, 22,524 shares were sold under the ATM Equity Distribution Agreement in place with H.C. Wainwright & Co., for total gross proceeds of $118,791, with associated costs of $4,382. No other shares were issued during the three and nine month periods ended December 31, 2021.

Loss per share

The following table sets forth the computation of basic and diluted loss per share for the periods indicated.

	Three Months Ended December 31,		Nine Months Ended December 31,
	2022	2021	2022	2021
	(in Dollars, except Share Amounts)		(in Dollars, except Share Amounts)
Net loss attributable to common stockholders	(1,716,278)	(3,431,568)	(9,460,888)	(10,269,557)
Weighted average basic and diluted shares outstanding	24,103,196	23,313,629	24,102,976	23,244,345
Basic and diluted loss per share:	(0.07)	(0.15)	(0.39)	(0.44)

The Company excludes warrants outstanding, which are anti-dilutive given the Company is in a loss position, from the basic and diluted loss per share calculation.

Basic loss per share is computed by dividing loss available to common stockholders by the weighted-average number of common shares outstanding during the period. For the three and nine month periods ended December 31, 2022, warrants to purchase 1,573,098 shares of common stock and a unit purchase option to purchase 9,710 shares of common stock, as well as warrants to purchase 9,710 shares of common stock, were considered anti-dilutive and were excluded from the calculation of diluted loss per share. For the three and nine month periods ended December 31, 2021, warrants to purchase 1,573,098 shares of common stock and a unit purchase option to purchase 9,710 shares of common stock, as well as warrants to purchase 9,710 shares of common stock, were considered anti-dilutive and were also excluded from the calculation of diluted loss per share.

NOTE 11 – STOCKHOLDERS’ EQUITY

Shelf Registration Statement

The Company filed a shelf registration statement on Form S-3 with the SEC, which was declared effective by the SEC on March 24, 2022 (the “2022 Shelf Registration Statement”). The 2022 Shelf Registration Statement provides the Company with the ability to issue common stock and other securities as described in the registration statement from time to time up to an aggregate amount of $224,634,031, dependent upon available shares.

Other equity transactions

On July 23, 2021, the Company entered into an At The Market Offering Agreement (the “2021 ATM”) with H.C. Wainwright & Co., LLC (the “Agent”) pursuant to which the Company may offer and sell from time to time to, at its option, up to an aggregate of $100 million of shares of its common stock. Shares sold under the 2021 ATM are issued pursuant to the Company’s 2019 Shelf Registration Statement and a prospectus supplement dated July 23, 2021.

The Company is required to pay the Agent a commission of 3% of the gross proceeds from the sale of shares and has also agreed to provide the Agent with customary indemnification rights. During the year ended March 31, 2022, the Company issued and sold 397,524 shares of its common stock at an average price of $4.07 per share under the 2021 ATM for aggregate net proceeds of $1.6 million after deducting commissions and offering expenses payable by the Company.

During the fourth quarter of the fiscal year ended March 31, 2022, the Company was approached by Tiger Management L.L.C. (a vehicle for the family office of Julian H. Robertson) with a view to acquiring a direct stake in the Company. The Company agreed to sell 750,000 shares to Tiger Trading Partners L.L.C. (an affiliate undertaking) at a price of $4 per share and gross proceeds of $3 million; 50% of the shares being sold within the 2021 ATM facility noted above, and the remainder as a direct issuance which completed on February 10, 2022.

The Company commenced an offering of up to $20,000,000 worth of shares of its common stock on October 19, 2018. For the fiscal year ended March 31, 2021, a total of 408,718 shares were issued pursuant to the offering, generating gross proceeds of $4,250,676 and costs of $127,520. For the fiscal year ended March 31, 2022, no shares were issued pursuant to the offering as the offering agreement had been terminated as of August 18, 2020.

On December 18, 2018, the Company issued a unit purchase option, to purchase 9,710 shares and 9,710 warrants, to Dawson James Securities, Inc. The Company has classified this option as equity. The unit purchase option has an exercise price of $13.00 per unit and can be exercised for a period of three years from 180 days following the date that the registration became effective.

On December 20, 2018, the Company sold 194,206 units, with each unit consisting of one share of common stock and one 5-year warrant to purchase one share of common stock at an exercise price of $10.40 per share, at a purchase price of $10.40 per unit, for gross proceeds of $2,019,743 and net proceeds to the Company of $1,691,541, after deducting $328,302 of placement agent commissions and other offering expenses. As of March 31, 2022, 58,569 of the warrants had been exercised, generating $609,118 of additional funds. At March 31, 2022, there were 135,753 warrants outstanding.

On July 30, 2020, the Company sold 1,586,206 shares of the Company’s common stock and warrants to purchase up to 793,103 shares of common stock. Each share of common stock and accompanying one-half of a warrant were sold for a combined purchase price of $7.25, for gross proceeds of $11.5 million and net proceeds to the Company of $10.7 million, after deducting placement agent fees and offering expenses. Each whole warrant is immediately exercisable at a price of $8.00 per share, subject to adjustment in certain circumstances, and will expire five years from the date of issuance. As of March 31, 2022, 58,569 of the warrants had been exercised, generating $2,846,064 of additional funds. At March 31, 2022, there were 437,345 warrants outstanding.

Stock options

On January 28, 2022, the Board of Directors granted to each of the directors, an option to purchase 8,000 shares of common stock at an exercise price of $3.98 per share, being the closing price of the Company’s common stock on the date of grant. The option was fully vested at grant and is exercisable for a period of five years from the date of grant.

The following table provides a summary of the Options Award activity is presented below:

	Number of Options	Weighted Average Exercise Price $	Weight Average remaining Contractual Term (years)
Balance at April 1, 2021	—	—
Granted	40,000	3.98
Exercised	—	—
Forfeited	—	—
Expired	—	—
Balance at March 31, 2022	40,000	3.98	4.83
Vested and exercisable at March 31, 2022	40,000	3.98	4.83

The fair value of stock options granted during the fiscal year ended March 31, 2022 was determined using a Black-Scholes Option Pricing Model (there were no options granted as at April 1, 2021). The key assumptions for which have been set-out below:

Stock Price	$3.98
Exercise Price	$3.98
Term	5 years
Volatility	122.52%
Expected dividend yield (%)	—
Discount Rate (Bond Equivalent Yield)	2.28%